Property, Plant and Equipment - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment charge	¥ (15,367)	¥ (13,419)	¥ (29,925)
Exploration and production [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment charge	(15,364)	(11,562)	(26,002)
Oil and gas properties [member] | Exploration and production [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment charge	¥ 13,908	¥ 11,562	19,856
Construction in progress [member] | Exploration and production [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment charge			¥ 2,904
Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
After-tax discount rates adopted by most oil blocks	5.90%	6.40%	7.30%
Top of range [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
After-tax discount rates adopted by most oil blocks	12.00%	15.40%	11.50%